Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Mr. Haiping Hu [Member]
Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties		$ 2,758	$ 2,872
Mr. Chenming Qi [Member]
Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties		8,826	9,189
Ms. Jing Ji [Member]
Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties		19,135	19,923
Shanghai HuiYang Investment Co. [Member]
Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[1]	728,290	738,128
Haicheng Shenhe [Member]
Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties			50,395
Zhuhai Investment [Member]
Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[2]	2,026,071	64,643
Related Party [Member]
Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties		$ 2,785,080	$ 885,150

[1]	The balance as of June 30, 2023 and December 31, 2022 represented the loans from the related party, with the annual interest rate of 4.35% and was initially due on August 13, 2022 and extended to December 31, 2023.
[2]	The balance as of June 30, 2023 represented the loans from the Zhuhai Investment, with the annual interest rate of 8% and was initially due on December 31, 2023.